                                                  [AIM LOGO APPEARS HERE]



                                                  [GRAPHIC COLLAGE APPEARS HERE]


                                                                 AIM GROWTH FUND


                                                                   ANNUAL REPORT

                                                               DECEMBER 31, 1995

AIM GROWTH FUND

For shareholders who seek long-term growth of capital. The Fund invests primarily in the common stocks of established medium- to large-size companies with prospects for above-average, long-term earnings growth.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:
o AIM Growth Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed without a sales charge.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% to 0% at the beginning of the seventh year. The performance of the Fund's Class B shares will differ from that of Class A shares.
o In 1995, the Fund paid distributions for both Class A and Class B shares of $0.793 per share.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o The Fund's portfolio composition is subject to change and there is no assurance the Fund will continue to hold any one particular security.
o   Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:
o Standard & Poor's Corporation (S&P) is a credit-rating agency. The unmanaged Standard & Poor's Composite Index of 500 Stocks is widely regarded by investors as representative of the stock market in general.
o The Dow Jones Industrial Average (DJIA) is an unmanaged composite of the performance of 30 large-company stocks.
o Lipper Analytical Services, Inc., is an independent mutual fund performance monitor. The unmanaged Lipper Growth Fund Index represents an average of the performance of the 30 largest growth funds.
o An investment cannot be made in any indexes listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                                  A Message from
                                                                    the Chairman

                  Dear Fellow Shareholder:

                    In one of the best years for stocks on record, AIM Growth
                 Fund delivered one of its strongest performances since
                 inception in 1967. We are pleased to report the Fund logged total returns for Class A and Class B shares of 34.31% and
                 33.00%, respectively, for the 12 months ended December 31,
   [Photo of     1995. Such performance was enough to handily outperform the
 Charles T.      31.48% return logged for the average stock fund, as measured
   Bauer,        by the Lipper Growth Fund Index.
 Chairman of        The Fund managed its strong showing in a record-breaking
the Board of     market that, for much of 1995, favored large-capitalization
  the Fund,      companies in which the Fund invests over small-capitalization
APPEARS HERE]    companies. The keys to the Fund's performance were disciplined stock selection and a diversified portfolio of approximately
                 300 stocks. A complete discussion of market conditions during the reporting period and the Fund's investment strategy appears on page 2 of this report.
   Net assets in the Fund increased dramatically during the year to $306.3 million as of December 31, 1995. While the Fund's favorable market performance was largely responsible, significant credit for this increase goes to our shareholders who paid AIM the highest compliment with their continued support.
   Although it has been a good year for AIM Growth Fund, it is but one year. From a historic perspective, a repeat of the year's blockbuster performance is unlikely. Chicago-based Ibbotson Associates has reported that returns for large-company stocks have averaged 10.5% per year since January 1926. The annual average for the Dow Jones Industrial Average over the last 50 years has been 11.56%.
   Therefore, even as we relish the success of a good year, we are already looking ahead. AIM's disciplined, earnings-driven strategy is an ongoing evaluation of market opportunity. With the market's dramatic climb, our job becomes more challenging.
   On a personal level, 1996 has important investment implications for all of us. Clouds on the horizon in the form of the budget debate over retirement benefits such as Medicare and Social Security programs accentuate the need to build your own retirement nest egg, independent of any benefits which may-or may not-be available to you when the time comes. For many in the baby boomer generation, that's just 10 years away.
   Thank you for continuing to rely on AIM Growth Fund to help build your financial future. We are ready to respond to any questions or comments you may have about this report. Please call Client Services at 800-959-4246 during normal business hours. For automated account information 24 hours a day, call the AIM Investor Line toll-free at 800-246-5463.

Respectfully submitted,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

AIM GROWTH FUND
OUTPERFORMED THE
AVERAGE STOCK FUND
IN 1995



AIM GROWTH FUND
 CLASS A SHARES
         34.31%

AIM GROWTH FUND
 CLASS B SHARES
         33.00%

  LIPPER GROWTH
     FUND INDEX
         31.48%

Fund total return performance is
compared to the performance of the
30 largest growth funds tracked by
Lipper, excluding all sales charges,
and including fees and expenses.

Management's
Discussion & Analysis

----------------

Rising corporate

 earnings were

the most visible

catalyst driving

 markets during

    the year.

----------------


STOCKS PROVE RECORDS ARE MADE
TO BE BROKEN IN 1995

Healthy corporate profits, mild inflation, and moderate growth in the economy mixed the powerful recipe that launched the strongest rally in stocks in two decades. The strength was broad-based, resuscitating large-capitalization stocks that had been out of favor for three years.
    The popular Dow Jones Industrial Average (DJIA) breached two milestones-sailing past 4000 in February and 5000 in November--shattering 69 record levels in its wake by year-end. Not to be outdone, the S&P 500 sprinted ahead of the DJIA to deliver its best one-year performance since 1958.
    The record advance also netted only modest relative volatility--the largest correction in the DJIA has been no more than 3.3% since its trough in 1990--thanks to more frequent group rotations within the market. Evolving market leadership carried various sectors into and out of favor, yet left the major averages virtually unscathed.
    Technology stocks were the best example of the year-long trend. In the first six months of 1995, the technology sector was the star propelling market averages skyward, particularly semiconductor stocks, which were up an astonishing 94% through June.
    During the last two quarters, earnings slipped for a number of such big names as Intel, Microsoft, Nokia, and IBM, which prompted investors to favor defensive sectors such as consumer non-cyclicals, energy and utilities, and such beneficiaries of stable interest rates as banks and thrifts. While semiconductor stocks finished the year with a gain of 64%, they were surpassed by biotechnology, oil drilling, and aerospace stocks.

CORPORATE EARNINGS EXCEED EXPECTATIONS

Rising corporate earnings were the most visible catalyst driving markets during the year. With fourth quarter earnings just coming in as of this writing, Barron's estimated that corporate earnings were up 20% overall for the year, thanks in particular to upside earnings surprises. Of the companies reporting earnings in the third quarter of 1995, I/B/E/S International Inc. reported in The Wall Street Journal that 55% were higher than analysts' expectations, with 14% on target, and 31% below expectations. These results compared favorably with second-quarter reports, of which 57% exceeded expectations and 30% were below target.
    In December, end-of-year profit taking and seasonal tax-selling slowed the market's remarkable advance, and most major averages peaked for the year. Focus turned from corporate earnings to the growing gridlock in Congress over proposals to balance the burgeoning budget, and yet another shutdown of the federal government. However, 1995 ended triumphantly for investors with stocks at historic highs, bond yields the lowest since 1993, and the U.S. dollar on solid ground.

YOUR INVESTMENT PORTFOLIO

A glance at the Fund's top 10 equity holdings confirms a successful theme for AIM Growth Fund during the reporting period--eight of the top 10 were new to the list. The Fund's portfolio was dynamic and broadly diversified during the reporting period. A sharply advancing market calls for persistent diligence in stock selection. Remember to keep in mind, the Fund's portfolio composition is subject to change and there is no guarantee the Fund will continue to hold any particular security mentioned in this report.





              See important Fund disclosure on inside front cover.

                                                                    Management's
                                                           Discussion & Analysis



TECHNOLOGY STOCKS POSTED STRONG GAINS
1995 was the strongest year in recent memory for the technology sector. Semiconductor stocks led the group for much of the year, thanks to surging demand for PCs from consumer and business systems markets. The Fund benefited from its positions in such market leaders as Intel, Applied Materials, and Altera Corporation, which reported record revenues during the year. While the group retreated late in the year, the Fund maintained a core position in a number of issues which appeared to offer solid value over the longer term. Worldwide revenues from the semiconductor market are expected to grow by approximately 20% in 1996.
    The phenomenal rise in Internet-related companies later in the year boosted prices for computer networking stocks, including Bay Networks, 3Com Corp., Cisco, and Sun Microsystems. PC makers like COMPAQ, Hewlett Packard, and Dell profited from the surge in demand for new computers.
    Software publishers also reported record profits in 1995. Microsoft Corp. benefited from the successful summer launch of Windows 95 and from upgrade sales from its word processors, spreadsheets, and games for Windows 95. Computer Associates International Inc. anticipated earnings to rise by 22% in its most recent quarter. BMC Software had the advantage of strong market presence in mainframe-based software and its successful expansion into the client server/distributor computing arena.

HEALTH-CARE AND FINANCIAL SERVICES STOCKS COMPLEMENT A SOLID PORTFOLIO Approximately 15% of the Fund's portfolio was invested in the health-care sector. The continuing profit drivers for the health-care sector are three: an aging baby boomer population, improving cost containment, and anticipation of universal coverage for all.
    The Fund chose to address these themes by emphasizing those companies most likely to benefit. For example, diversification, improving margins and expanded customer services drove up shares of Cardinal Health and St. Jude. Other companies experienced strong profit growth. Abbott Laboratories reported higher net income on strong drug sales. Boston Scientific reported robust overseas sales.
    Financial services companies thrived in the favorable interest rate environment and

                                                           (continued on page 4)

-------------------------------------------------------------------------------
THE PASSING OF MILLENNIA ON THE DOW
-------------------------------------------------------------------------------

It took 15 years, from 1972 to 1987, for
the DJIA to climb to its next 1000 mark.
It took only nine months in 1995.                                 DJIA Rise
                                                  11/14/72         1000
                                                  1/8/87           2000
After breaking 5000, the DJIA sailed              4/17/91          3000
past 5100 and then 5200 before                    2/23/95          4000
year-end, logging its largest one-year            11/21/95         5000
point gain ever: 1282.68.

                                                             Source: Barron's
-------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS
(As of 12/31/95)

    1.   Cisco Systems, Inc.
    2.   Philip Morris Companies, Inc.
    3.   Healthsouth Corp.
    4.   MBNA Corp.
    5.   Bay Networks, Inc.
    6.   3Com Corp.
    7.   Applied Materials, Inc.
    8.   Dell Computer Corp.
    9.   Telefonaktiebolaget L.M.
         Ericsson-ADR
    10.  Teradyne, Inc.





              See important Fund disclosure on inside front cover.

Management's
Discussion & Analysis


after years of restructuring. After four consecutive years of record profits, bank stocks were among the best performers in 1995. BankAmerica and Norwest Corp. dominated large shares of their respective markets. Chase Manhattan generated strong revenues from corporate banking and international businesses. Shares of Federal Home Loan Mortgage Corp. reported strong earnings thanks to 45% growth in its retained loan portfolio.

OUTLOOK FOR THE FUTURE

Most analysts and market watchers agree: 1995 will be a hard act to follow. Yet some maintain that this aging bull market--the Dow has gone more than five years without experiencing a 10% correction--may have plenty of steam left. Barron's recently reported analysts' estimates that projected the Dow well past 5500 during the coming year. Of course, a significant complement of market strategists also believe a correction is due.
    The two strongest factors in the year's exceptional progress--soaring corporate earnings and falling interest rates--have by most accounts run their course, at least for the near term. Still, certain positives remain. By pouring more than $102 billion into stock funds during the year ended in November, investors have demonstrated phenomenal demand for stocks via personal investment programs and corporate retirement plans. Further, many of the drivers of corporate earnings growth still figure in the long-term outlook.
    Rather than make any projections of future market performance, AIM Growth Fund remains committed to its disciplined investment strategy that helps us determine, on a company-by-company basis, which stocks to own and which to sell--without the guesswork of market timing. We believe our commitment to this time-tested, earnings-driven strategy will provide the best opportunity for growth for our shareholders over the long term.

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 1995

                            WITH         WITHOUT
                        SALES CHARGE   SALES CHARGE
CLASS A SHARES
    1 Year                  26.93%         34.31%
    5 Years                 11.40          12.67
    10 Years                10.46          11.09

CLASS B SHARES
    1 Year                  28.00%         33.00%
Inception (9/1/93)           8.54           9.68

---------------------------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
---------------------------------------------------------------------------------------------------

             AIM Growth Fund Class            AIM Growth Fund Class                   Lipper Growth
         A Shares (w/o sales charge)        A Shares (w/sales charge)     S&P 500       Fund Index
12/85               $10,000                           $9,450               $10,000       $10,000
12/86               $11,284                          $10,664               $11,862       $11,560
12/87               $11,692                          $11,049               $12,476       $11,931
12/88               $12,877                          $12,169               $14,534       $13,619
12/89               $16,595                          $15,683               $19,125       $17,363
12/90               $15,759                          $14,893               $18,530       $16,423
12/91               $21,598                          $20,410               $24,151       $22,271
12/92               $21,638                          $20,448               $25,988       $23,971
12/93               $22,424                          $21,191               $28,596       $26,842
12/94               $21,305                          $20,133               $28,984       $26,420
12/95               $28,613                          $27,040               $39,837       $34,737

    Past performance cannot guarantee comparable future results.
---------------------------------------------------------------------------------------------------

An investment cannot be made in any indexes listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.
Source: Towers Data Systems HYPO(R).
    The performance of Class B shares will differ from that of Class A shares due to differing fees and expenses. For Fund performance calculations and descriptions of indexes cited on this page, please refer to the inside front cover of this report.

LONG-TERM INCOME TAX DEFERRAL:
A BIG BOOST TO RETURNS ON AN IRA

Although the rules regarding deductibility of Individual Retirement Account
(IRA) contributions have been tightened, the important thing about an IRA is not the tax deduction but the tax-deferred compounding of the earnings on your investment. Over time, tax-deferred compounding can be a very powerful investment tool.
    In the example shown in the table, an investor puts $2,000 per year into two accounts, each averaging 7.5% total return per year. In one, the earnings are taxed; in the other, an IRA, the earnings are untaxed. At the end of year one, the difference between the two accounts is only $42. But after 20 years, the difference is $20,381.
    Of course, eventually you will be taxed on the money you withdraw from your retirement account. But if you leave your IRA investments alone until you retire and then withdraw only the amount of income you need, the paid-out amount will be subject to the applicable ordinary income tax while the balance of your retirement account remains tax deferred. Also, if you wait until retirement to begin making withdrawals, by then you may qualify for a lower tax bracket.

Money withdrawn early from an IRA (before age 59-1/2) is usually subject to a 10% tax penalty.
    At age 70-1/2 you are required to begin making withdrawals from your IRA. Failure to do so has significant tax penalties. The IRS has established minimum required withdrawals.

THE IMPACT OF TAX DEFERRAL ON AN INVESTMENT PLAN

$2,000 per year at 7.5% annual total return, all earnings reinvested

--------------------------------------------------------------------------------
    TOTAL VALUE OF INVESTMENT
--------------------------------------------------------------------------------

    AT END OF:       TAXED AT 28%        TAX-DEFERRED
     1 YEAR             $2,108               $2,150
     3 YEARS            $6,672               $6,946
     5 YEARS           $11,742              $12,488
    10 YEARS           $27,015              $30,416
    15 YEARS           $46,881              $56,155
    20 YEARS           $72,724              $93,105

--------------------------------------------------------------------------------
The 7.5% rate of return is a conservative assumption. During the 20 years ended 12/31/95, for example, the unmanaged Standard & Poor's Composite Index of 500 Stocks (S&P 500) delivered total average annual return of 14.55%. The 28% tax bracket is a standard tax bracket per the IRS, 1995. This example is hypothetical and is not intended to represent the performance of any AIM fund.

CHANGING JOBS OR RETIRING SOON?

If you receive a lump-sum distribution, you can keep your money working tax deferred and avoid a mandatory 20% withholding tax by transferring your assets directly into an AIM IRA. You need simply to complete AIM's IRA transfer form.

WANT TO START AN AIM IRA?

Contact your financial consultant or AIM for the AIM IRA kit. It includes the information and forms you need to get started.

WANT TO ADD TO YOUR EXISTING AIM IRA?

Simply mail your check payable to the AIM fund in which you have your IRA and include your account number on the check. Mail it to A I M Fund Services, Inc., Box 4739, Houston, TX 77210-4739.





         The information presented here does not constitute tax advice.

Financials

SCHEDULE OF INVESTMENTS

December 31, 1995

  SHARES                                                                       MARKET VALUE

              COMMON STOCKS - 80.81%

              ADVERTISING/BROADCASTING-0.14%

     11,400   Infinity Broadcasting Corp.-Class A(a)                           $   424,659
-------------------------------------------------------------------------------------------

              AEROSPACE/DEFENSE-0.41%

     10,000   Boeing Co.                                                           783,750
-------------------------------------------------------------------------------------------
      5,000   United Technologies Corp.                                            474,375
-------------------------------------------------------------------------------------------
                                                                                 1,258,125
-------------------------------------------------------------------------------------------

              APPLIANCES-0.34%

     25,000   Newell Co.                                                           646,875
-------------------------------------------------------------------------------------------
      8,000   Premark International Inc.                                           405,000
-------------------------------------------------------------------------------------------
                                                                                 1,051,875
-------------------------------------------------------------------------------------------

              AUTOMOBILE/TRUCK PARTS & TIRES-0.46%

     22,400   Echlin Inc.                                                          817,600
-------------------------------------------------------------------------------------------
     30,000   Mark IV Industries, Inc.                                             592,500
-------------------------------------------------------------------------------------------
                                                                                 1,410,100
-------------------------------------------------------------------------------------------

              AUTOMOBILE (MANUFACTURERS)-0.15%

      8,500   Chrysler Corp.                                                       470,687
-------------------------------------------------------------------------------------------

              BANKING-0.60%

     12,000   Corestates Financial Corp.                                           454,500
-------------------------------------------------------------------------------------------
     22,000   Norwest Bank Corp.                                                   726,000
-------------------------------------------------------------------------------------------
     24,600   Southern National Corp.                                              645,750
-------------------------------------------------------------------------------------------
                                                                                 1,826,250
-------------------------------------------------------------------------------------------

              BANKING (MONEY CENTER)-0.72%

     13,000   BankAmerica Corp.                                                    841,750
-------------------------------------------------------------------------------------------
     22,700   Chase Manhattan Corp.                                              1,376,187
-------------------------------------------------------------------------------------------
                                                                                 2,217,937
-------------------------------------------------------------------------------------------

              BEVERAGES (ALCOHOLIC)-0.10%

      9,600   Canandaigua Wine Co., Inc.-Class A(a)                                313,200
-------------------------------------------------------------------------------------------

              BEVERAGES (SOFT DRINKS)-0.46%

     25,000   PepsiCo Inc.                                                       1,396,875
-------------------------------------------------------------------------------------------

              BIOTECHNOLOGY-0.03%

      2,300   Guidant Corp.                                                         97,175
-------------------------------------------------------------------------------------------

              BUSINESS SERVICES-1.02%

     21,400   Equifax Inc.                                                         457,425
-------------------------------------------------------------------------------------------
     23,100   Healthcare COMPARE Corp.(a)                                        1,004,850
-------------------------------------------------------------------------------------------
     15,000   Manpower Inc.                                                        421,875
-------------------------------------------------------------------------------------------
     26,000   Olsten Corp.                                                       1,027,000
-------------------------------------------------------------------------------------------

                                                                     Financials

  SHARES                                                                       MARKET VALUE

              BUSINESS SERVICES (continued)

      8,225   Value Health, Inc.(a)                                            $   226,187
-------------------------------------------------------------------------------------------
                                                                                 3,137,337
-------------------------------------------------------------------------------------------

              CHEMICALS (SPECIALTY)-0.35%

     18,600   Airgas Inc.(a)                                                       618,450
-------------------------------------------------------------------------------------------
      7,800   W.R. Grace & Co.                                                     461,175
-------------------------------------------------------------------------------------------
                                                                                 1,079,625
-------------------------------------------------------------------------------------------

              COMPUTER MINI/PCS-2.94%

      9,200   CDW Computer Centers, Inc.(a)                                        372,600
-------------------------------------------------------------------------------------------
     50,000   COMPAQ Computer Corp.(a)                                           2,400,000
-------------------------------------------------------------------------------------------
     78,400   Dell Computer Corp.(a)                                             2,714,600
-------------------------------------------------------------------------------------------
     12,000   Digital Equipment Corp.(a)                                           769,500
-------------------------------------------------------------------------------------------
     12,100   Hewlett-Packard Co.                                                1,013,375
-------------------------------------------------------------------------------------------
     38,000   Sun Microsystems Inc.(a)                                           1,733,750
-------------------------------------------------------------------------------------------
                                                                                 9,003,825
-------------------------------------------------------------------------------------------

              COMPUTER NETWORKING-6.16%

     13,300   ALANTEC Corp.(a)                                                     774,725
-------------------------------------------------------------------------------------------
     11,400   Ascend Communications, Inc.(a)                                       924,825
-------------------------------------------------------------------------------------------
     68,550   Bay Networks, Inc.(a)                                              2,819,118
-------------------------------------------------------------------------------------------
     20,000   Cabletron Systems, Inc.(a)                                         1,620,000
-------------------------------------------------------------------------------------------
     10,600   Cascade Communications Corp.                                         903,650
-------------------------------------------------------------------------------------------
     33,000   Cheyenne Software, Inc.(a)                                           862,125
-------------------------------------------------------------------------------------------
     46,900   Cisco Systems, Inc.(a)                                             3,499,913
-------------------------------------------------------------------------------------------
     34,000   FORE Systems, Inc.(a)                                              2,023,000
-------------------------------------------------------------------------------------------
     29,140   Madge N.V.(a)                                                      1,304,015
-------------------------------------------------------------------------------------------
     12,200   Network Equipment Technologies, Inc.(a)                              333,975
-------------------------------------------------------------------------------------------
      9,800   Newbridge Networks Corp.                                             405,475
-------------------------------------------------------------------------------------------
     10,200   Optical Data Systems, Inc.(a)                                        257,550
-------------------------------------------------------------------------------------------
      7,700   Sync Research, Inc.(a)                                               348,425
-------------------------------------------------------------------------------------------
     59,800   3Com Corp.(a)                                                      2,788,175
-------------------------------------------------------------------------------------------
                                                                                18,864,971
-------------------------------------------------------------------------------------------

              COMPUTER PERIPHERALS-2.99%

     30,000   Adaptec, Inc.(a)                                                   1,230,000
-------------------------------------------------------------------------------------------
     25,275   Alliance Semiconductor Corp.(a)                                      293,822
-------------------------------------------------------------------------------------------
     15,700   Cerner Corp.                                                         321,850
-------------------------------------------------------------------------------------------
     12,300   Digi International, Inc.(a)                                          233,700
-------------------------------------------------------------------------------------------
     53,000   EMC Corp.(a)                                                         814,875
-------------------------------------------------------------------------------------------
      5,100   Komag, Inc.(a)                                                       235,237
-------------------------------------------------------------------------------------------
     20,300   Microchip Technology, Inc.(a)                                        740,950
-------------------------------------------------------------------------------------------
      6,400   Oak Technology, Inc.(a)                                              270,400
-------------------------------------------------------------------------------------------
     35,800   Oracle Systems Corp.(a)                                            1,517,025
-------------------------------------------------------------------------------------------
     16,000   Read Rite Corp.(a)                                                   372,000
-------------------------------------------------------------------------------------------
     36,000   Seagate Technology Inc.(a)                                         1,710,000
-------------------------------------------------------------------------------------------

Financials

  SHARES                                                                       MARKET VALUE

              COMPUTER PERIPHERALS (continued)

     16,000   U.S. Robotics Corp.(a)                                           $ 1,404,000
-------------------------------------------------------------------------------------------
                                                                                 9,143,859
-------------------------------------------------------------------------------------------

              COMPUTER SOFTWARE & SERVICES-8.02%

     20,700   Adobe Systems, Inc.                                                1,283,400
-------------------------------------------------------------------------------------------
     36,800   BMC Software, Inc.(a)                                              1,573,200
-------------------------------------------------------------------------------------------
     15,100   Broderbund Software, Inc.(a)                                         917,325
-------------------------------------------------------------------------------------------
     52,200   Cadence Design Systems, Inc.(a)                                    2,192,400
-------------------------------------------------------------------------------------------
     15,000   Ceridian Corp.(a)                                                    618,750
-------------------------------------------------------------------------------------------
     40,800   Computer Associates International, Inc.                            2,320,500
-------------------------------------------------------------------------------------------
     40,000   Computervision Corp.(a)                                              615,000
-------------------------------------------------------------------------------------------
     15,300   Corel Corp.(a)                                                       198,900
-------------------------------------------------------------------------------------------
     19,500   DST Systems Inc.(a)                                                  555,750
-------------------------------------------------------------------------------------------
     22,800   Electronic Arts, Inc.(a)                                             595,650
-------------------------------------------------------------------------------------------
     12,000   Fiserv, Inc.(a)                                                      360,000
-------------------------------------------------------------------------------------------
     18,800   FTP Software, Inc.(a)                                                545,200
-------------------------------------------------------------------------------------------
     13,400   HBO & Co.                                                          1,026,775
-------------------------------------------------------------------------------------------
     28,500   Informix Corp.(a)                                                    855,000
-------------------------------------------------------------------------------------------
     10,000   Intuit, Inc.(a)                                                      780,000
-------------------------------------------------------------------------------------------
     16,500   Mentor Graphics Corp.(a)                                             301,125
-------------------------------------------------------------------------------------------
     22,500   Microsoft Corp.(a)                                                 1,974,375
-------------------------------------------------------------------------------------------
     10,400   Network General Corp.(a)                                             347,100
-------------------------------------------------------------------------------------------
     13,800   Pairgain Technologies, Inc.(a)                                       755,550
-------------------------------------------------------------------------------------------
     20,000   Parametric Technology Corp.(a)                                     1,330,000
-------------------------------------------------------------------------------------------
     13,500   Policy Management Systems Corp.(a)                                   642,937
-------------------------------------------------------------------------------------------
     10,100   Rational Software Corp.(a)                                           225,988
-------------------------------------------------------------------------------------------
     10,000   S3, Inc.(a)                                                          176,250
-------------------------------------------------------------------------------------------
     38,400   SoftKey International Inc.(a)                                        888,000
-------------------------------------------------------------------------------------------
     17,200   Sterling Software, Inc.(a)                                         1,072,850
-------------------------------------------------------------------------------------------
     60,000   Symantec Corp.(a)                                                  1,395,000
-------------------------------------------------------------------------------------------
     26,700   Synopsys, Inc.(a)                                                  1,014,600
-------------------------------------------------------------------------------------------
                                                                                24,561,625
-------------------------------------------------------------------------------------------

              CONGLOMERATES-0.76%

     20,000   Loews Corp.                                                        1,567,500
-------------------------------------------------------------------------------------------
     21,000   Tyco International Ltd.                                              748,125
-------------------------------------------------------------------------------------------
                                                                                 2,315,625
-------------------------------------------------------------------------------------------

              CONSUMER NON-DURABLES-0.07%

      5,200   Department 56, Inc.(a)                                               199,550
-------------------------------------------------------------------------------------------

              CONTAINERS-0.15%

     16,700   Ball Corp.                                                           459,250
-------------------------------------------------------------------------------------------

              COSMETICS & TOILETRIES-0.53%

      6,600   Alberto-Culver Co.-Class A                                           201,300
-------------------------------------------------------------------------------------------
     30,400   General Nutrition, Inc.(a)                                           699,200
-------------------------------------------------------------------------------------------

                                                                     Financials

  SHARES                                                                       MARKET VALUE

              COSMETICS & TOILETRIES (continued)

      6,000   Gillette Co. (The)                                               $   312,750
-------------------------------------------------------------------------------------------
      5,000   Procter & Gamble Co.                                                 415,000
-------------------------------------------------------------------------------------------
                                                                                 1,628,250
-------------------------------------------------------------------------------------------

              ELECTRONIC COMPONENTS-1.69%

     12,500   Amphenol Corp.(a)                                                    303,125
-------------------------------------------------------------------------------------------
     37,100   Anixter International Inc.(a)                                        690,988
-------------------------------------------------------------------------------------------
      2,800   AVX Corp.                                                             74,200
-------------------------------------------------------------------------------------------
      4,687   Molex, Inc.                                                          148,812
-------------------------------------------------------------------------------------------
      4,950   Parker-Hannifin Corp.                                                169,537
-------------------------------------------------------------------------------------------
     10,600   Symbol Technologies, Inc.(a)                                         418,700
-------------------------------------------------------------------------------------------
     17,900   Tektronix, Inc.                                                      879,337
-------------------------------------------------------------------------------------------
    100,000   Teradyne, Inc.(a)                                                  2,500,000
-------------------------------------------------------------------------------------------
                                                                                 5,184,699
-------------------------------------------------------------------------------------------

              ELECTRONIC/DEFENSE-0.23%

     10,000   Sundstrand Corp.                                                     703,750
-------------------------------------------------------------------------------------------

              ELECTRONIC/PC DISTRIBUTERS-1.19%

     36,600   Arrow Electronics, Inc.(a)                                         1,578,375
-------------------------------------------------------------------------------------------
     46,200   Avnet, Inc.                                                        2,067,450
-------------------------------------------------------------------------------------------
                                                                                 3,645,825
-------------------------------------------------------------------------------------------

              FINANCE (ASSET MANAGEMENT)-0.53%

     40,000   Bear Stearns Companies, Inc. (The)                                   795,000
-------------------------------------------------------------------------------------------
     17,200   Finova Group, Inc.                                                   829,900
-------------------------------------------------------------------------------------------
                                                                                 1,624,900
-------------------------------------------------------------------------------------------

              FINANCE (CONSUMER CREDIT)-5.26%

     17,000   ADVANTA Corp.-Class A                                                618,375
-------------------------------------------------------------------------------------------
      6,700   ADVANTA Corp.-Class B                                                256,275
-------------------------------------------------------------------------------------------
     40,000   Countrywide Credit Industries, Inc.                                  870,000
-------------------------------------------------------------------------------------------
     26,500   Credit Acceptance Corp.(a)                                           549,875
-------------------------------------------------------------------------------------------
     20,000   Dean Witter Discover and Co.                                         940,000
-------------------------------------------------------------------------------------------
     21,000   Federal Home Loan Mortgage Corp.                                   1,753,500
-------------------------------------------------------------------------------------------
      3,000   Federal National Mortgage Association                                372,375
-------------------------------------------------------------------------------------------
     30,000   First USA, Inc.                                                    1,331,250
-------------------------------------------------------------------------------------------
     57,400   Green Tree Acceptance, Inc.                                        1,513,925
-------------------------------------------------------------------------------------------
     20,300   Household International, Inc.                                      1,200,238
-------------------------------------------------------------------------------------------
     82,000   MBNA Corp.                                                         3,023,750
-------------------------------------------------------------------------------------------
     25,300   Medaphis Corp.(a)                                                    936,100
-------------------------------------------------------------------------------------------
    112,200   Mercury Finance Co.                                                1,486,650
-------------------------------------------------------------------------------------------
     14,000   PMI Group, Inc. (The)                                                633,500
-------------------------------------------------------------------------------------------
      9,500   Student Loan Marketing Association                                   625,812
-------------------------------------------------------------------------------------------
                                                                                16,111,625
-------------------------------------------------------------------------------------------

              FINANCE (SAVINGS & LOAN)-0.22%

     25,000   Greenpoint Financial Corp.                                           668,750
-------------------------------------------------------------------------------------------

Financials

  SHARES                                                                       MARKET VALUE

              FOOD PROCESSING-0.27%

      9,500   ConAgra, Inc.                                                    $   391,875
-------------------------------------------------------------------------------------------
     11,400   Lancaster Colony Corp.                                               424,650
-------------------------------------------------------------------------------------------
                                                                                   816,525
-------------------------------------------------------------------------------------------

              FUNERAL SERVICES-0.76%

     20,100   Loewen Group, Inc.                                                   508,781
-------------------------------------------------------------------------------------------
     36,800   Service Corp. International                                        1,619,200
-------------------------------------------------------------------------------------------
      5,100   Stewart Enterprises, Inc.                                            188,700
-------------------------------------------------------------------------------------------
                                                                                 2,316,681
-------------------------------------------------------------------------------------------

              GAMING-0.26%

     17,000   Mirage Resorts, Inc.(a)                                              586,500
-------------------------------------------------------------------------------------------
     20,800   Players International, Inc.(a)                                       222,300
-------------------------------------------------------------------------------------------
                                                                                   808,800
-------------------------------------------------------------------------------------------

              HOMEBUILDING-0.29%

    36,250   Clayton Homes, Inc.                                                  774,843
-------------------------------------------------------------------------------------------
      3,000   Oakwood Homes Corp.                                                  115,125
-------------------------------------------------------------------------------------------
                                                                                   889,968
-------------------------------------------------------------------------------------------

              HOTELS/MOTELS-0.84%

      3,100   Doubletree Corp.(a)                                                   81,375
-------------------------------------------------------------------------------------------
     14,000   Hospitality Franchise Systems, Inc.(a)                             1,144,500
-------------------------------------------------------------------------------------------
     45,500   La Quinta Inns, Inc.                                               1,245,562
-------------------------------------------------------------------------------------------
      4,000   Promus Hotel Corp.(a)                                                 89,000
-------------------------------------------------------------------------------------------
                                                                                 2,560,437
-------------------------------------------------------------------------------------------

              INSURANCE (LIFE & HEALTH)-0.11%

     13,000   United Companies Financial Corp.                                     342,875
-------------------------------------------------------------------------------------------

              INSURANCE (MULTI-LINE PROPERTY)-0.84%

     29,400   Ace, Ltd.                                                          1,168,650
-------------------------------------------------------------------------------------------
      7,000   CIGNA Corp.                                                          722,750
-------------------------------------------------------------------------------------------
      1,900   General Re Corp.                                                     294,500
-------------------------------------------------------------------------------------------
     16,900   Prudential Reinsurance Holdings, Inc.                                395,037
-------------------------------------------------------------------------------------------
                                                                                 2,580,937
-------------------------------------------------------------------------------------------

              LEISURE & RECREATION-0.47%

     29,200   Carnival Cruise Lines, Inc.-Class A                                  711,750
-------------------------------------------------------------------------------------------
     23,150   Mattel, Inc.                                                         711,862
-------------------------------------------------------------------------------------------
                                                                                 1,423,612
-------------------------------------------------------------------------------------------

              MACHINE TOOLS-0.09%

      7,700   Kennametal Inc.                                                      244,475
-------------------------------------------------------------------------------------------

              MACHINERY (HEAVY)-0.34%

      3,000   AGCO Corp.                                                           153,000
-------------------------------------------------------------------------------------------
     25,000   Deere & Co.                                                          881,250
-------------------------------------------------------------------------------------------
                                                                                 1,034,250
-------------------------------------------------------------------------------------------

              MACHINERY (MISCELLANEOUS)-0.94%

     50,000   American Standard Companies(a)                                     1,400,000
-------------------------------------------------------------------------------------------

                                                                     Financials

  SHARES                                                                       MARKET VALUE

              MACHINERY (MISCELLANEOUS) (continued)

    28,500   Thermo Electron Corp.(a)                                         $ 1,482,000
-------------------------------------------------------------------------------------------
                                                                                 2,882,000
-------------------------------------------------------------------------------------------

              MEDICAL (DRUGS)-5.38%

     49,600   Abbott Laboratories                                                2,070,800
-------------------------------------------------------------------------------------------
     12,500   American Home Products Corp.                                       1,212,500
-------------------------------------------------------------------------------------------
     12,000   AmeriSource Health Corp.(a)                                          396,000
-------------------------------------------------------------------------------------------
     41,200   Astra AB-A Shares                                                  1,644,351
-------------------------------------------------------------------------------------------
     40,900   Cardinal Health, Inc.                                              2,239,275
-------------------------------------------------------------------------------------------
      8,000   Elan Corp. PLC-ADR(a)                                                389,000
-------------------------------------------------------------------------------------------
      8,000   Johnson & Johnson                                                    685,000
-------------------------------------------------------------------------------------------
     13,000   Merck & Co., Inc.                                                    854,750
-------------------------------------------------------------------------------------------
     39,250   Mylan Laboratories, Inc.                                             922,375
-------------------------------------------------------------------------------------------
     11,400   Pfizer Inc.                                                          718,200
-------------------------------------------------------------------------------------------
     40,000   Pharmacia & Upjohn, Inc.                                           1,550,000
-------------------------------------------------------------------------------------------
     40,400   Schering-Plough Corp.                                              2,211,900
-------------------------------------------------------------------------------------------
     18,500   Teva Pharmaceutical Industries Ltd.-ADR                              857,937
-------------------------------------------------------------------------------------------
     15,000   Watson Pharmaceuticals, Inc.(a)                                      735,000
-------------------------------------------------------------------------------------------
                                                                                16,487,088
-------------------------------------------------------------------------------------------

              MEDICAL (INSTRUMENTS/PRODUCTS)-2.59%

      9,300   Baxter International Inc.                                            389,437
-------------------------------------------------------------------------------------------
      6,200   Becton, Dickinson & Co.                                              465,000
-------------------------------------------------------------------------------------------
     41,400   Biomet, Inc.(a)                                                      740,025
-------------------------------------------------------------------------------------------
     36,700   Boston Scientific Corp.(a)                                         1,798,300
-------------------------------------------------------------------------------------------
     16,800   Heart Technology, Inc.(a)                                            552,300
-------------------------------------------------------------------------------------------
      7,600   Idexx Laboratories, Inc.(a)                                          357,200
-------------------------------------------------------------------------------------------
     14,600   Invacare Corp.                                                       368,650
-------------------------------------------------------------------------------------------
     13,000   Medtronic, Inc.                                                      726,375
-------------------------------------------------------------------------------------------
     10,200   Nellcor, Inc.(a)                                                     591,600
-------------------------------------------------------------------------------------------
     40,450   St. Jude Medical, Inc.(a)                                          1,739,350
-------------------------------------------------------------------------------------------
      4,000   Stryker Corp.                                                        210,000
-------------------------------------------------------------------------------------------
                                                                                 7,938,237
-------------------------------------------------------------------------------------------

              MEDICAL (PATIENT SERVICES)-7.27%

     51,000   Apria Heathcare Group, Inc.(a)                                     1,440,750
-------------------------------------------------------------------------------------------
     23,320   Columbia/HCA Healthcare Corp.                                      1,183,490
-------------------------------------------------------------------------------------------
     14,200   Community Health Systems, Inc.(a)                                    505,875
-------------------------------------------------------------------------------------------
     36,000   Foundation Health Corp.(a)                                         1,548,000
-------------------------------------------------------------------------------------------
     14,500   Genesis Health Ventures, Inc.(a)                                     529,250
-------------------------------------------------------------------------------------------
     30,900   Health Care & Retirement Corp.(a)                                  1,081,500
-------------------------------------------------------------------------------------------
     61,950   Health Management Associates, Inc.(a)                              1,618,444
-------------------------------------------------------------------------------------------
     58,800   Healthsource, Inc.(a)                                              2,116,800
-------------------------------------------------------------------------------------------
    105,000   Healthsouth Corp.(a)                                               3,058,125
-------------------------------------------------------------------------------------------
     25,700   Horizon Healthcare Corp.(a)                                          648,925
-------------------------------------------------------------------------------------------

Financials

  SHARES                                                                       MARKET VALUE

              MEDICAL (PATIENT SERVICES) (continued)

     17,300   Integrated Health Services, Inc.(a)                              $   432,500
-------------------------------------------------------------------------------------------
     37,000   Lincare Holdings, Inc.(a)                                            925,000
-------------------------------------------------------------------------------------------
     12,000   Living Centers Of America, Inc.(a)                                   420,000
-------------------------------------------------------------------------------------------
     20,500   Manor Care, Inc.                                                     717,500
-------------------------------------------------------------------------------------------
     10,000   Omnicare, Inc.                                                       447,500
-------------------------------------------------------------------------------------------
     27,500   OrNda Healthcorp(a)                                                  639,375
-------------------------------------------------------------------------------------------
     10,300   Oxford Health Plans, Inc.(a)                                         760,912
-------------------------------------------------------------------------------------------
      3,700   Pacificare Health Systems, Inc.-Class A(a)                           321,900
-------------------------------------------------------------------------------------------
      3,400   Pacificare Health Systems, Inc.-Class B(a)                           295,800
-------------------------------------------------------------------------------------------
     11,000   Quorum Health Group, Inc.(a)                                         242,000
-------------------------------------------------------------------------------------------
     64,200   Sybron International Corp.(a)                                      1,524,750
-------------------------------------------------------------------------------------------
      6,700   Theratx, Inc.(a)                                                      80,400
-------------------------------------------------------------------------------------------
     52,800   Vencor, Inc.(a)                                                    1,716,000
-------------------------------------------------------------------------------------------
                                                                                22,254,796
-------------------------------------------------------------------------------------------

              OFFICE AUTOMATION-0.98%

     44,000   Danka Business Systems PLC-ADR                                     1,628,000
-------------------------------------------------------------------------------------------
     10,000   Xerox Corp.                                                        1,370,000
-------------------------------------------------------------------------------------------
                                                                                 2,998,000
-------------------------------------------------------------------------------------------

              OFFICE PRODUCTS-0.45%

     12,100   Avery Dennison Corp.                                                 606,512
-------------------------------------------------------------------------------------------
     19,800   Reynolds & Reynolds Co.-Class A                                      769,725
-------------------------------------------------------------------------------------------
                                                                                 1,376,237
-------------------------------------------------------------------------------------------

              OIL EQUIPMENT & SUPPLIES-0.06%

      8,100   Smith International, Inc.(a)                                         190,350
-------------------------------------------------------------------------------------------

              POLLUTION CONTROL-0.06%

      5,100   Asyst Technologies, Inc.(a)                                          179,775
-------------------------------------------------------------------------------------------

              RESTAURANTS-0.63%

     16,600   Applebee's International, Inc.                                       377,650
-------------------------------------------------------------------------------------------
     10,700   Lone Star Steakhouse & Saloon(a)                                     410,612
-------------------------------------------------------------------------------------------
     23,700   Outback Steakhouse, Inc.(a)                                          850,238
-------------------------------------------------------------------------------------------
     14,300   Wendy's International, Inc.                                          303,875
-------------------------------------------------------------------------------------------
                                                                                 1,942,375
-------------------------------------------------------------------------------------------

              RETAIL (FOOD & DRUGS)-1.48%

      6,000   Casey's General Stores, Inc.                                         131,250
-------------------------------------------------------------------------------------------
     18,900   Eckerd (Jack) Corp.(a)                                               843,412
-------------------------------------------------------------------------------------------
     17,000   Hannaford Bros. Co.                                                  418,625
-------------------------------------------------------------------------------------------
     39,300   Kroger Co. (The)(a)                                                1,473,750
-------------------------------------------------------------------------------------------
     32,400   Safeway Inc.(a)                                                    1,668,600
-------------------------------------------------------------------------------------------
                                                                                 4,535,637
-------------------------------------------------------------------------------------------

              RETAIL (STORES)-4.75%

     29,900   AutoZone, Inc.(a)                                                    863,362
-------------------------------------------------------------------------------------------
      6,600   Baby Superstore, Inc.(a)                                             376,200
-------------------------------------------------------------------------------------------

                                                                      Financials

  SHARES                                                                       MARKET VALUE

              RETAIL (STORES) (continued)

     19,600   Bed Bath & Beyond, Inc.(a)                                       $   760,725
-------------------------------------------------------------------------------------------
      4,300   Boise Cascade Office Products Corp.(a)                               183,825
-------------------------------------------------------------------------------------------
     16,000   Circuit City Stores, Inc.                                            442,000
-------------------------------------------------------------------------------------------
     49,000   Consolidated Stores Corp.(a)                                       1,065,750
-------------------------------------------------------------------------------------------
     28,100   Dollar General Corp.                                                 583,075
-------------------------------------------------------------------------------------------
     17,000   Gap, Inc. (The)                                                      714,000
-------------------------------------------------------------------------------------------
     22,300   Gymboree Corp.(a)                                                    459,938
-------------------------------------------------------------------------------------------
      7,000   Kohl's Corp.(a)                                                      367,500
-------------------------------------------------------------------------------------------
      9,000   Men's Wearhouse, Inc. (The)(a)                                       231,750
-------------------------------------------------------------------------------------------
     16,700   Micro Warehouse, Inc.(a)                                             722,275
-------------------------------------------------------------------------------------------
      5,200   Oakley, Inc.(a)                                                      176,800
-------------------------------------------------------------------------------------------
     60,700   Office Depot, Inc.(a)                                              1,198,825
-------------------------------------------------------------------------------------------
     12,300   PetSmart, Inc.(a)                                                    381,300
-------------------------------------------------------------------------------------------
     25,600   Sports Authority, Inc. (The)(a)                                      521,600
-------------------------------------------------------------------------------------------
     59,500   Staples, Inc.(a)                                                   1,450,312
-------------------------------------------------------------------------------------------
     36,300   Sunglass Hut International, Inc.(a)                                  862,125
-------------------------------------------------------------------------------------------
     16,400   Talbots, Inc.                                                        471,500
-------------------------------------------------------------------------------------------
      8,700   Tandy Corp.                                                          361,050
-------------------------------------------------------------------------------------------
     10,500   Tech Data Corp.                                                      157,500
-------------------------------------------------------------------------------------------
     47,000   Viking Office Products Inc.(a)                                     2,185,500
-------------------------------------------------------------------------------------------
                                                                                14,536,912
-------------------------------------------------------------------------------------------

              SCIENTIFIC INSTRUMENTS-0.77%

     19,000   Millipore Corp.                                                      781,375
-------------------------------------------------------------------------------------------
     33,000   Varian Associates, Inc.                                            1,575,750
-------------------------------------------------------------------------------------------
                                                                                 2,357,125
-------------------------------------------------------------------------------------------

              SEMICONDUCTORS-9.63%

     34,000   Altera Corp.(a)                                                    1,691,500
-------------------------------------------------------------------------------------------
     62,100   Analog Devices, Inc.(a)                                            2,196,788
-------------------------------------------------------------------------------------------
     70,000   Applied Materials, Inc.(a)                                         2,756,250
-------------------------------------------------------------------------------------------
      8,200   ASM Lithography Holding(a)                                           272,650
-------------------------------------------------------------------------------------------
     85,000   Atmel Corp.(a)                                                     1,901,875
-------------------------------------------------------------------------------------------
     64,100   Cypress Semiconductor Corp.(a)                                       817,275
-------------------------------------------------------------------------------------------
     12,600   Electroglas, Inc.(a)                                                 308,700
-------------------------------------------------------------------------------------------
     67,100   Integrated Device Technology, Inc.(a)                                863,913
-------------------------------------------------------------------------------------------
     23,000   Intel Corp.                                                        1,305,250
-------------------------------------------------------------------------------------------
     39,600   International Rectifier Corp.(a)                                     990,000
-------------------------------------------------------------------------------------------
     41,000   KLA Instruments Corp.(a)                                           1,068,562
-------------------------------------------------------------------------------------------
     41,900   LAM Research Corp.(a)                                              1,916,925
-------------------------------------------------------------------------------------------
     20,900   Lattice Semiconductor Corp.(a)                                       681,862
-------------------------------------------------------------------------------------------
     44,200   Linear Technology Corp.                                            1,734,850
-------------------------------------------------------------------------------------------
     60,000   LSI Logic Corp.(a)                                                 1,965,000
-------------------------------------------------------------------------------------------
     18,900   Maxim Integrated Products, Inc.(a)                                   727,650
-------------------------------------------------------------------------------------------

Financials

  SHARES                                                                       MARKET VALUE

              SEMICONDUCTORS (continued)

     20,000   MEMC Electronic Materials, Inc.(a)                               $   652,500
-------------------------------------------------------------------------------------------
     19,000   Novellus Systems, Inc.(a)                                          1,026,000
-------------------------------------------------------------------------------------------
     10,000   SCI Systems, Inc.(a)                                                 310,000
-------------------------------------------------------------------------------------------
     26,200   Sierra Semiconductor Corp.(a)                                        363,525
-------------------------------------------------------------------------------------------
      8,100   Silicon Valley Group, Inc.(a)                                        204,525
-------------------------------------------------------------------------------------------
     37,800   Solectron Corp.(a)                                                 1,667,925
-------------------------------------------------------------------------------------------
      7,400   Tencor Instruments(a)                                                180,375
-------------------------------------------------------------------------------------------
     23,000   Texas Instruments Inc.                                             1,190,250
-------------------------------------------------------------------------------------------
     12,300   Ultratech Stepper, Inc.(a)                                           316,725
-------------------------------------------------------------------------------------------
     30,400   Vishay Intertechnology, Inc.(a)                                      957,600
-------------------------------------------------------------------------------------------
     25,000   VLSI Technology, Inc.(a)                                             453,125
-------------------------------------------------------------------------------------------
     32,000   Xilinx, Inc.(a)                                                      976,000
-------------------------------------------------------------------------------------------
                                                                                29,497,600
-------------------------------------------------------------------------------------------

              SHOES & RELATED APPAREL-0.21%

     11,000   Nine West Group, Inc.(a)                                             412,500
-------------------------------------------------------------------------------------------
      7,500   Wolverine World Wide, Inc.                                           236,250
-------------------------------------------------------------------------------------------
                                                                                   648,750
-------------------------------------------------------------------------------------------

              TELECOMMUNICATIONS-4.62%

     25,000   A T & T Corp.                                                      1,618,750
-------------------------------------------------------------------------------------------
     10,000   ADC Telecommunications, Inc.(a)                                      365,000
-------------------------------------------------------------------------------------------
     16,000   Allen Group, Inc.                                                    358,000
-------------------------------------------------------------------------------------------
     19,600   Andrew Corp.(a)                                                      749,700
-------------------------------------------------------------------------------------------
     13,700   Aspect Telecommunications Corp.(a)                                   458,950
-------------------------------------------------------------------------------------------
     22,000   Glenayre Technologies, Inc.(a)                                     1,369,500
-------------------------------------------------------------------------------------------
      8,000   Nokia Corp.-ADR                                                      311,000
-------------------------------------------------------------------------------------------
     20,400   Northern Telecom Ltd.                                                877,200
-------------------------------------------------------------------------------------------
     10,300   Octel Communications Corp.(a)                                        332,175
-------------------------------------------------------------------------------------------
     18,000   Premisys Communications, Inc.(a)                                   1,008,000
-------------------------------------------------------------------------------------------
     16,000   Scientific-Atlanta, Inc.                                             240,000
-------------------------------------------------------------------------------------------
     20,000   Sprint Corp.                                                         797,500
-------------------------------------------------------------------------------------------
     12,100   StrataCom, Inc.(a)                                                   889,350
-------------------------------------------------------------------------------------------
    130,840   Telefonaktiebolaget L.M. Ericsson-ADR                              2,551,380
-------------------------------------------------------------------------------------------
     37,000   Tellabs, Inc.(a)                                                   1,369,000
-------------------------------------------------------------------------------------------
      2,350   TransPro, Inc.                                                        24,968
-------------------------------------------------------------------------------------------
      8,400   U.S. Long Distance Corp.(a)                                          117,600
-------------------------------------------------------------------------------------------
     20,000   WorldCom, Inc.(a)                                                    705,000
-------------------------------------------------------------------------------------------
                                                                                14,143,073
-------------------------------------------------------------------------------------------

              TELEPHONE-0.02%

      2,300   Century Telephone Enterprises, Inc.                                   73,025
-------------------------------------------------------------------------------------------

              TOBACCO-1.12%

     38,000   Philip Morris Companies, Inc.                                      3,439,000
-------------------------------------------------------------------------------------------

                                                                      Financials

  SHARES                                                                       MARKET VALUE

              TRUCKING-0.06%

      8,600   TNT Freightways Corp.                                           $    173,075
-------------------------------------------------------------------------------------------
                         Total Common Stocks                                   247,471,964
-------------------------------------------------------------------------------------------

              CONVERTIBLE PREFERRED STOCK-0.12%

              FINANCE (CONSUMER CREDIT)-0.12%

      6,000   SunAmerica Inc.-Series E, $3.10 Conv. Pfd.                           393,000
-------------------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT

               U.S. TREASURY SECURITIES-15.80%

               U.S. Treasury Bills-15.46%(b)
$19,500,000(c)   5.38%, 04/04/96                                                19,252,935
-------------------------------------------------------------------------------------------
  8,700,000      5.32%, 04/11/96                                                 8,582,811
-------------------------------------------------------------------------------------------
 20,000,000(c)   5.22%, 06/27/96                                                19,518,800
-------------------------------------------------------------------------------------------
                                                                                47,354,546
-------------------------------------------------------------------------------------------
               U.S. Treasury Notes-0.34%
  1,030,000      4.625%, 02/29/96                                                1,029,454
-------------------------------------------------------------------------------------------
                         Total U.S. Treasury Securities                         48,384,000
-------------------------------------------------------------------------------------------

              REPURCHASE AGREEMENT-4.05%(d)

 12,394,572    Daiwa Securities America Inc.
                 5.92%, 01/02/96(e)                                             12,394,572
-------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS-100.78%                                       308,643,536
-------------------------------------------------------------------------------------------
               OTHER ASSETS LESS LIABILITIES-(0.78%)                            (2,393,472)
-------------------------------------------------------------------------------------------
               NET ASSETS-100.00%                                             $306,250,064
-------------------------------------------------------------------------------------------

Notes to Schedule of Investments:
(a) Non-income producing security.
(b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(e) Joint repurchase agreement entered into on 12/29/95 with a maturing value of $646,679,181. Collateralized by $537,995,000 U.S. Treasury obligations, 7.875% to 11.25% due 11/15/07 to 02/15/15.

Abbreviations:
ADR-American Depositary Receipts
Conv.-Convertible
Pfd.-Preferred

See Notes to Financial Statements.

Financials

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995


ASSETS:

Investments, at market value (cost $261,339,114)                             $308,643,536
-----------------------------------------------------------------------------------------
Foreign currencies, at market value (cost $102,582)                               102,632
-----------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                                756,045
-----------------------------------------------------------------------------------------
  Fund shares sold                                                              1,565,892
-----------------------------------------------------------------------------------------
  Dividends and interest                                                          199,305
-----------------------------------------------------------------------------------------
  Variation margin                                                                 55,300
-----------------------------------------------------------------------------------------
Investment for deferred compensation plan                                          64,800
-----------------------------------------------------------------------------------------
Other assets                                                                       19,202
-----------------------------------------------------------------------------------------
    Total assets                                                              311,406,712
-----------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                                           955,719
-----------------------------------------------------------------------------------------
  Fund shares reacquired                                                        3,558,798
-----------------------------------------------------------------------------------------
  Deferred compensation plan                                                       64,800
-----------------------------------------------------------------------------------------
Accrued advisory fees                                                             183,093
-----------------------------------------------------------------------------------------
Accrued administrative service fees                                                 5,437
-----------------------------------------------------------------------------------------
Accrued distribution fees                                                         239,251
-----------------------------------------------------------------------------------------
Accrued trustees' fees                                                              2,041
-----------------------------------------------------------------------------------------
Accrued transfer agent fees                                                        65,793
-----------------------------------------------------------------------------------------
Accrued operating expenses                                                         81,716
-----------------------------------------------------------------------------------------
    Total liabilities                                                           5,156,648
-----------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                  $306,250,064
=========================================================================================

NET ASSETS:

Class A                                                                      $168,216,501
=========================================================================================
Class B                                                                      $138,033,563
=========================================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                                                        12,890,025
=========================================================================================
Class B                                                                        10,805,746
=========================================================================================
Class A:
  Net asset value and redemption price per share                             $      13.05
=========================================================================================
  Offering price per share:
    (Net asset value of $13.05 divided by 94.50%)                            $      13.81
=========================================================================================
Class B:
  Net asset value and offering price per share                               $      12.77
=========================================================================================

See Notes to Financial Statements.

                                                                      Financials

STATEMENT OF OPERATIONS

For the year ended December 31, 1995


INVESTMENT INCOME:

Dividends (net of $1,763 foreign withholding tax)                            $ 1,135,898
----------------------------------------------------------------------------------------
Interest                                                                       2,307,909
----------------------------------------------------------------------------------------
    Total investment income                                                    3,443,807
----------------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                                  1,715,406
----------------------------------------------------------------------------------------
Custodian fees                                                                    77,724
----------------------------------------------------------------------------------------
Transfer agent fees-Class A                                                      225,613
----------------------------------------------------------------------------------------
Transfer agent fees-Class B                                                      225,786
----------------------------------------------------------------------------------------
Administrative service fees                                                       67,618
----------------------------------------------------------------------------------------
Trustees' fees                                                                     6,928
----------------------------------------------------------------------------------------
Distribution fees-Class A                                                        374,107
----------------------------------------------------------------------------------------
Distribution fees-Class B                                                        828,223
----------------------------------------------------------------------------------------
Other                                                                            167,548
----------------------------------------------------------------------------------------
    Total expenses                                                             3,688,953
----------------------------------------------------------------------------------------
Net investment income (loss)                                                    (245,146)
----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FUTURES AND OPTIONS CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                                       16,472,814
----------------------------------------------------------------------------------------
  Foreign currencies                                                              (1,357)
----------------------------------------------------------------------------------------
  Futures contracts                                                            6,650,615
----------------------------------------------------------------------------------------
  Options contracts                                                               51,299
----------------------------------------------------------------------------------------
                                                                              23,173,371
----------------------------------------------------------------------------------------
Unrealized appreciation of:
  Investment securities                                                       36,431,825
----------------------------------------------------------------------------------------
  Futures contracts                                                              309,690
----------------------------------------------------------------------------------------
  Foreign currencies                                                                  50
----------------------------------------------------------------------------------------
                                                                              36,741,565
----------------------------------------------------------------------------------------
    Net gain from investment securities, foreign currencies, futures and
      options contracts                                                       59,914,936
----------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                         $59,669,790
========================================================================================

See Notes to Financial Statements.

Financials

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1995 and 1994

                                                                  1995               1994

OPERATIONS:

  Net investment income (loss)                                $   (245,146)      $   (212,386)
---------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and options contracts                   23,173,371          2,769,880
---------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities, foreign currencies and futures contracts        36,741,565        (10,397,965)
---------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
       operations                                               59,669,790         (7,840,471)
---------------------------------------------------------------------------------------------
Distributions to shareholders from net investment
  income -- Class A                                                     --             (1,847)
---------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on
  investment securities, foreign currencies, futures and
  options contracts:
  Class A                                                       (9,550,061)        (4,927,563)
---------------------------------------------------------------------------------------------
  Class B                                                       (7,736,264)        (1,473,126)
---------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       13,074,357        (12,166,631)
---------------------------------------------------------------------------------------------
  Class B                                                       89,072,917         30,353,095
---------------------------------------------------------------------------------------------
    Net increase in net assets                                 144,530,739          3,943,457
---------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          161,719,325        157,775,868
---------------------------------------------------------------------------------------------
  End of period                                               $306,250,064       $161,719,325
=============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $254,963,289       $152,816,015
---------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (58,438)           (54,924)
---------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures and options
    contracts                                                    3,607,551         (2,037,863)
---------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and futures contracts                            47,737,662         10,996,097
---------------------------------------------------------------------------------------------
                                                              $306,250,064       $161,719,325
=============================================================================================

See Notes to Financial Statements.

                                                                      Financials

NOTES TO FINANCIAL STATEMENTS

December 31, 1995

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM Growth Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers two different classes of shares: the Class A shares and the Class B shares. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to achieve long-term growth of capital by investing primarily in the common stocks of established medium- to large-size companies with prospects for above-average, long-term earnings growth. Realization of current income is an incidental consideration.
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations - A security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid and asked prices. Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1995, undistributed net investment income (loss) was increased and undistributed net realized gains reduced by $241,632 in order to comply with the requirements of the American Institute of Certified Public Accountants of Position 93-2. Net assets of the Fund were unaffected by the reclassification discussed above.

Financials

C. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to both classes, e.g. advisory fees, are allocated between them.

E. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

F. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price, or in the absence of a sale, the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written. The Fund will not write a covered call option if, immediately thereafter, the aggregate value of the securities underlying all such options, determined as of the dates such options were written, would exceed 5% of the net assets of the Fund.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. This agreement requires AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.

                                                                     Financials

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1995, AIM was reimbursed $67,618 for such services.
  The Fund, pursuant to a transfer agency and shareholder service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 1995, AFS was paid $260,147 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and the Class B shares of the Fund. The Trust has adopted Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan")(collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides for payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more assignees, its rights to all or a portion of
(a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to Class B Plan) and (b) any contingent deferred sales charges payable to AIM Distributors related to Class B shares. During the year ended December 31, 1995, the Class A shares and the Class B shares paid AIM Distributors $374,107 and $828,223, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $146,533 from sales of the Class A shares of the Fund during the year ended December 31, 1995. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1995, AIM Distributors received $169,092 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the year ended December 31, 1995, the Fund paid legal fees of $3,215 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - BANK BORROWINGS

The Fund has a $3,400,000 committed line of credit with a financial institution syndicate with Chemical Bank of New York as the administrative agent. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the period July 20, 1995 (effective date of line of credit agreement) through December 31, 1995, the Fund did not borrow under the line of credit agreement. The Fund is charged a commitment fee, payable quarterly, at the rate of 1/10 of 1% per annum on the unused balance of the Fund's committed line.

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1995 was $232,913,422 and $167,303,618, respectively.

Financials

  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1995 is as follows:

Aggregate unrealized appreciation of investment securities                   $54,056,194
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (7,076,101)
----------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                         $46,980,093
========================================================================================
Cost of investments for tax purposes is $261,663,443.

NOTE 6 - SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1995 and 1994 were as follows:

                                                  1995                               1994
                                     ------------------------------      ----------------------------
                                       SHARES             VALUE            SHARES           VALUE
                                     -----------      -------------      ----------      ------------

Sold:
  Class A                             11,797,896      $ 152,090,445       4,669,279      $ 49,954,762
-----------------------------------------------------------------------------------------------------
  Class B                              7,675,619         97,224,008       3,113,829        33,848,039
-----------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Class A                                714,727          9,127,169         467,584         4,717,930
-----------------------------------------------------------------------------------------------------
  Class B                                577,277          7,221,770         135,261         1,349,902
-----------------------------------------------------------------------------------------------------
Reacquired:
  Class A                            (11,562,734)      (148,143,257)     (6,154,491)      (66,839,323)
-----------------------------------------------------------------------------------------------------
  Class B                             (1,213,971)       (15,372,861)       (459,392)       (4,844,846)
-----------------------------------------------------------------------------------------------------
                                       7,988,814      $ 102,147,274       1,772,070      $ 18,186,464
=====================================================================================================

NOTE 7 - OPEN FUTURES CONTRACTS

On December 31, 1995, $1,757,000 principal amount of U.S. Treasury bills were pledged as collateral to cover margin requirements for open futures contracts.
  Open futures contracts at December 31, 1995 were as follows:

                                                          NO. OF                  UNREALIZED
                  CONTRACT                      CONTRACTS/MONTH/COMMITMENT       APPRECIATION
S&P 500 Index                                   158 contracts/Mar. 96/Buy          $433,190
=============================================================================================

NOTE 8 - OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended December 31, 1995 are summarized as follows:

                                                                     OPTION CONTRACTS
                                                                  -----------------------
                                                                  NUMBER OF      PREMIUMS
                                                                  CONTRACTS      RECEIVED
                                                                  ---------      --------
Beginning of period                                                   551       $127,014
-----------------------------------------------------------------------------------------
Written                                                               101         19,750
-----------------------------------------------------------------------------------------
Closed                                                               (297)       (76,789)
-----------------------------------------------------------------------------------------
Exercised                                                             (81)       (12,894)
-----------------------------------------------------------------------------------------
Expired                                                              (274)       (57,081)
-----------------------------------------------------------------------------------------
End of period                                                           0       $      0
=========================================================================================

                                                                     Financials

NOTE 9 - FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a Class A share outstanding during each of the years in the ten-year period ended December 31, 1995 and for a Class B share outstanding during each of the years in the two-year period ended December 31, 1995 and the period September 1, 1993 (date sales commenced) through December 31, 1993.

                                               1995         1994         1993       1992(a)        1991         1990         1989
                                             --------     --------     --------     --------     --------     --------     --------
CLASS A:
Net asset value, beginning of period         $  10.32     $  11.32     $  12.28     $  14.73     $  12.35     $  13.92     $  11.93
------------------------------------------   --------     --------     --------     --------     --------     --------     --------
Income from investment operations:
 Net investment income                           0.02           --           --         0.06         0.11         0.21         0.25
------------------------------------------   --------     --------     --------     --------     --------     --------     --------
 Net gains (losses) on securities (both
   realized and unrealized)                      3.50        (0.57)        0.41        (0.04)        4.33        (0.91)        3.16
------------------------------------------   --------     --------     --------     --------     --------     --------     --------
   Total from investment operations              3.52        (0.57)        0.41         0.02         4.44        (0.70)        3.41
------------------------------------------   --------     --------     --------     --------     --------     --------     --------
Less distributions:
 Dividends from net investment income              --           --           --        (0.06)       (0.13)       (0.20)       (0.27)
------------------------------------------   --------     --------     --------     --------     --------     --------     --------
 Distributions from capital gains               (0.79)       (0.43)       (1.37)       (2.41)       (1.93)       (0.67)       (1.15)
------------------------------------------   --------     --------     --------     --------     --------     --------     --------
   Total distributions                          (0.79)       (0.43)       (1.37)       (2.47)       (2.06)       (0.87)       (1.42)
------------------------------------------   --------     --------     --------     --------     --------     --------     --------
Net asset value, end of period               $  13.05     $  10.32     $  11.32     $  12.28     $  14.73     $  12.35     $  13.92
==========================================   ========     ========     ========     ========     ========     ========     ========
Total return(b)                                 34.31%       (4.99)%       3.64%        0.19%       37.05%       (5.04)%      28.87%
==========================================   ========     ========     ========     ========     ========     ========     ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $168,217     $123,271     $146,723     $168,395     $185,461     $153,245     $187,805
==========================================   ========     ========     ========     ========     ========     ========     ========
Ratio of expenses to average net assets          1.28%(c)     1.22%        1.17%        1.17%        1.21%        1.16%        1.00%
==========================================   ========     ========     ========     ========     ========     ========     ========
Ratio of net investment income to average
 net assets                                      0.20%(c)     0.02%        0.02%        0.42%        0.73%        1.41%        1.62%
==========================================   ========     ========     ========     ========     ========     ========     ========
Portfolio turnover rate                            87%         201%         192%         133%          73%          61%          53%
==========================================   ========     ========     ========     ========     ========     ========     ========

                                              1988         1987         1986
                                            --------     --------     --------
CLASS A:
Net asset value, beginning of period        $  11.04     $  12.91     $  14.95
------------------------------------------  --------     --------     --------
Income from investment operations:
 Net investment income                          0.23         0.24         0.26
------------------------------------------  --------     --------     --------
 Net gains (losses) on securities (both
   realized and unrealized)                     0.89         0.30         1.57
------------------------------------------  --------     --------     --------
   Total from investment operations             1.12         0.54         1.83
------------------------------------------  --------     --------     --------
Less distributions:
 Dividends from net investment income          (0.23)       (0.31)       (0.35)
------------------------------------------  --------     --------     --------
 Distributions from capital gains                 --        (2.10)       (3.52)
------------------------------------------  --------     --------     --------
   Total distributions                         (0.23)       (2.41)       (3.87)
------------------------------------------  --------     --------     --------
Net asset value, end of period              $  11.93     $  11.04     $  12.91
==========================================  ========     ========     ========
Total return(b)                                10.13%        3.62%       12.85%
==========================================  ========     ========     ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $180,793     $203,329     $213,346
==========================================  ========     ========     ========
Ratio of expenses to average net assets         0.98%        0.84%        0.85%
==========================================  ========     ========     ========
Ratio of net investment income to average
 net assets                                     1.73%        1.51%        1.82%
==========================================  ========     ========     ========
Portfolio turnover rate                           38%          78%          66%
==========================================  ========     ========     ========

(a) The Fund changed investment advisors on June 30, 1992.
(b) Total returns do not deduct sales charges.
(c) Ratios are based on average net assets of $149,642,693.

                                                                                               1995         1994         1993
                                                                                              -------      -------      -------
CLASS B:
Net asset value, beginning of period                                                          $ 10.21      $ 11.31      $ 12.83
-------------------------------------------------------------------------------------------   -------      -------      -------
Income from investment operations:
 Net investment income (loss)                                                                   (0.08)(a)    (0.06)       (0.01)
-------------------------------------------------------------------------------------------   -------      -------      -------
 Net gains (losses) on securities (both realized and unrealized)                                 3.43(a)     (0.61)       (0.14)
-------------------------------------------------------------------------------------------   -------      -------      -------
    Total from investment operations                                                             3.35        (0.67)       (0.15)
-------------------------------------------------------------------------------------------   -------      -------      -------
Less distributions:
 Distributions from capital gains                                                               (0.79)       (0.43)       (1.37)
-------------------------------------------------------------------------------------------   -------      -------      -------
    Total distributions                                                                         (0.79)       (0.43)       (1.37)
-------------------------------------------------------------------------------------------   -------      -------      -------
Net asset value, end of period                                                                $ 12.77      $ 10.21      $ 11.31
===========================================================================================   =======      =======      =======
Total return(b)                                                                                 33.00%       (5.88)%      (0.92)%
===========================================================================================   =======      =======      =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                                      $138,034     $38,448      $11,053
===========================================================================================   =======      =======      =======
Ratio of expenses to average net assets                                                          2.13%(c)     2.18%        1.91%(d)
===========================================================================================   =======      =======      =======
Ratio of net investment income (loss) to average net assets                                     (0.65)%(c)   (0.94)%      (0.72)%(d)
===========================================================================================   =======      =======      =======
Portfolio turnover rate                                                                            87%         201%         192%
===========================================================================================   =======      =======      =======

(a) Calculated using average shares outstanding.
(b) Total returns do not reflect deduction of contingent deferred sales charges and are not annualized for periods less than one year.
(c) Ratios are based on average net assets of $82,822,307.
(d) Annualized.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of AIM Growth Fund:

We have audited the accompanying statement of assets and liabilities of AIM Growth Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of AIM Growth Fund as of December 31, 1995, the results of its operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.

                                               KPMG Peat Marwick LLP

Houston, Texas
February 7, 1996

                                                                      Trustees &
                                                                        Officers

BOARD OF TRUSTEES                        OFFICERS                                 OFFICE OF THE FUND
                                                                                  11 Greenway Plaza
Charles T. Bauer                         Charles T. Bauer                         Suite 1919
Chairman and Chief Executive Officer     Chairman                                 Houston, TX 77046
A I M Management Group Inc.
                                         Robert H. Graham                         INVESTMENT ADVISOR
Bruce L. Crockett                        President                                A I M Advisors, Inc.
Director, President, and                                                          11 Greenway Plaza
Chief Executive Officer                  John J. Arthur                           Suite 1919
COMSAT Corporation                       Senior Vice President and Treasurer      Houston, TX 77046

Owen Daly II                             Gary T. Crum                             TRANSFER AGENT
Director                                 Senior Vice President                    A I M Fund Services, Inc.
Cortland Trust Inc.                                                               P.O. Box 4739
                                         Carol F. Relihan                         Houston, TX 77210-4739
Carl Frischling                          Vice President and Secretary
Partner                                                                           CUSTODIAN
Kramer, Levin, Naftalis, Nessen,         Dana R. Sutton                           State Street Bank & Trust Co.
Kamin & Frankel                          Vice President and Assistant Treasurer   225 Franklin Street
                                                                                  Boston, MA  02110
Robert H. Graham                         Robert G. Alley
President and Chief  Operating Officer   Vice President                           COUNSEL TO THE FUND
A I M Management Group Inc.                                                       Ballard Spahr
                                         Stuart W. Coco                           Andrews & Ingersoll
John F. Kroeger                          Vice President                           1735 Market Street
Formerly, Consultant                                                              Philadelphia, PA 19103
Wendell & Stockel Associates, Inc.       Melville B. Cox
                                         Vice President                           COUNSEL TO THE TRUSTEES
Lewis F. Pennock                                                                  Kramer, Levin, Naftalis,
Attorney                                 Karen Dunn Kelley                        Nessen, Kamin & Frankel
                                         Vice President                           919 Third Avenue
Ian W. Robinson                                                                   New York, NY 10022
Consultant; Former Executive             Jonathan C. Schoolar
Vice President and                       Vice President                           DISTRIBUTOR
Chief Financial Officer                                                           A I M Distributors, Inc.
Bell Atlantic Management                 P. Michelle Grace                        11 Greenway Plaza
Services, Inc.                           Assistant Secretary                      Suite 1919
                                                                                  Houston, TX 77046
Louis S. Sklar                           David L. Kite
Executive Vice President                 Assistant Secretary                      AUDITORS
Hines Interests                                                                   KPMG Peat Marwick LLP
Limited Partnership                      Nancy L. Martin                          700 Louisiana
                                         Assistant Secretary                      NationsBank Bldg.
                                                                                  Houston, TX 77002
                                         Ofelia M. Mayo
                                         Assistant Secretary

                                         Kathleen J. Pflueger
                                         Assistant Secretary

                                         Samuel D. Sirko
                                         Assistant Secretary

                                         Stephen I. Winer
                                         Assistant Secretary

                                         Mary J. Benson
                                         Assistant Treasurer



REQUIRED FEDERAL INCOME TAX INFORMATION

AIM Growth Fund paid ordinary dividends in the amounts of $0.3805 per share to shareholders during the Fund's tax year ended December 31, 1995. Of this amount, 11% is eligible for the dividends received deduction for corporations. The Fund also distributed long-term capital gains of $0.4125 per share to shareholders during the Fund's tax year ended December 31, 1995.

[PHOTO OF 11 GREENWAY PLAZA]                                     THE AIM FAMILY OF FUNDS(R)

                                                                 AGGRESSIVE GROWTH
                                                                 AIM Aggressive Growth Fund*
                                                                 AIM Constellation Fund
                                                                 AIM Global Aggressive Growth Fund

                                                                 GROWTH
                                                                 AIM Global Growth Fund
                                                                 AIM Growth Fund
                                                                 AIM International Equity Fund
                                                                 AIM Value Fund
                                                                 AIM Weingarten Fund

                                                                 GROWTH AND INCOME
                                                                 AIM Balanced Fund
                                                                 AIM Charter Fund

                                                                 INCOME AND GROWTH
                                                                 AIM Global Utilities Fund**

                                                                 HIGH CURRENT INCOME
                                                                 AIM High Yield Fund

                                                                 CURRENT INCOME
                                                                 AIM Global Income Fund
                                                                 AIM Income Fund

                                                                 CURRENT TAX-FREE INCOME
                                                                 AIM Municipal Bond Fund
                                                                 AIM Tax-Exempt Bond Fund of CT
                                                                 AIM Tax-Free Intermediate Shares

                                                                 CURRENT INCOME AND HIGH DEGREE
                                                                   OF SAFETY
                                                                 AIM Intermediate Government Fund***

                                                                 HIGH DEGREE OF SAFETY AND
                                                                   CURRENT INCOME
                                                                 AIM Limited Maturity Treasury Shares

                                                                 STABILITY, LIQUIDITY, AND
                                                                   CURRENT INCOME
                                                                 AIM Money Market Fund

                                                                 STABILITY, LIQUIDITY, AND
                                                                   CURRENT TAX-FREE INCOME
                                                                 AIM Tax-Exempt Cash Fund

                                                                 *AIM Aggressive Growth Fund was closed to new investors
                                                                 on July 18, 1995. **On May 1, 1995, AIM Utilities Fund
                                                                 broadened its investment strategy to permit up to 80%
AIM Management Group has provided leadership in the              of its total assets to be invested in foreign
mutual fund industry since 1976 and currently manages            securities, and was renamed AIM Global Utilities Fund.
approximately $42 billion in assets for more than 2              ***On September 25, 1995, AIM Government Securities
million shareholders, including individual investors,            Fund was renamed AIM Intermediate Government Fund. For
corporate clients, and financial institutions. The AIM           more complete information about any AIM Fund(s),
Family of Funds(R) is distributed nationwide, and AIM            including sales charges and expenses, ask your
today ranks among the nation's top 20 mutual fund                financial consultant or securities dealer for a free
companies in assets under management, according to               prospectus(es). Please read the prospectus(es)
Lipper Analytical Services, Inc.                                 carefully before you invest or send money.

                                                                 ---------------
                                                                    BULK RATE
[AIM LOGO APPEARS HERE]                                            U.S. POSTAGE
                                                                       PAID
A I M Distributors, Inc.                                           HOUSTON, TX
11 Greenway Plaza, Suite 1919                                    Permit No. 1919
Houston, TX 77046                                                ---------------